ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Loss

	Unrealized holding gains (losses) on investments	Foreign currency translation adjustments	Unrecognized tax benefit	Total	Total
	RMB	RMB	RMB	RMB	US$

Balance as of December 31, 2011	39,364,932	(469,008,829)	28,414,111	(401,229,786)	(66,278,439)

Foreign currency translation	—	2,735,104	—	2,735,104	451,808
Unrealized holding gain	69,135,783	—	—	69,135,783	11,420,418
Amounts reclassified from accumulated other comprehensive loss	(39,364,932)	—	—	(39,364,932)	(6,502,624)

Balance as of December 31, 2012	69,135,783	(466,273,725)	28,414,111	(368,723,831)	(60,908,837)

Foreign currency translation	—	(2,926,501)	—	(2,926,501)	(483,424)
Unrealized holding loss	(1,614,739)	—	—	(1,614,739)	(266,736)

Balance as of December 31, 2013	67,521,044	(469,200,226)	28,414,111	(373,265,071)	(61,658,997)